Earnings Per Share - Summary of Reconciliation of Earnings Used To Calculate Earnings Per Share (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Earnings per share [abstract]
Earnings/(loss) attributable to owners of the parent	£ 3,068	£ (14,367)	£ 6,666
Coupon on perpetual hybrid bonds	(56)	(59)	(60)
Tax on coupon on perpetual hybrid bonds	14	14	11
Earnings/(loss)	£ 3,026	£ (14,412)	£ 6,617